RELATED PARTY	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY

Note 21. RELATED PARTY

As described in Note 14 – Dividend Notes Payable, the following were outstanding on the dividend notes payable to our officers and shareholders as of March 31, 2024 and December 31, 2023:

	2024	2023
Chief executive officer, Director and Shareholder	$1,639,240	$1,639,240
Chief hardware officer, Director and Shareholder	786,976	786,976
Executive vice president, Director and Shareholder	817,457	817,457
Interim chief financial officer, Director and Shareholder	198,519	198,519

The Company’s chief executive officer is related to certain lenders of the Company as discussed in Note 12 – Related Party Notes Payable.